1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Alexander C. Karampatsos alexander.karampatsos@dechert.com +1 202 261 3402 Direct

July 22, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Eagle Point Institutional Income Fund

File Nos. 333-276455 and 811-23758

Post-Effective Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Eagle Point Institutional Income Fund (the “Fund”), a closed-end management investment company, is Post-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and Amendment No. 8 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of: (i) completing certain items required to be included in the Registration Statement, (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement, and (iii) making certain other changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos